Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT3-1222
1.9905581.100
Municipal Bonds - 33.2%
	Principal Amount (a)	Value ($)
Alabama - 2.9%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	100,000	99,404
Series 2021 C1, 4% 12/1/23	10,000	9,936
Series 2022 E:
5% 6/1/24	50,000	50,461
5% 6/1/25	50,000	50,642
5% 6/1/26	50,000	50,729
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	25,000	24,658
TOTAL ALABAMA		285,830
Arizona - 0.8%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	80,000	80,035
California - 1.0%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2021 A, 3.875%, tender 4/3/23 (b)(c)	50,000	49,949
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (b)	50,000	50,491
TOTAL CALIFORNIA		100,440
Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/25	10,000	10,404
Series 2018 F, 5% 9/15/23	75,000	76,173
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	50,000	47,492
Series 2014 A, 1.1%, tender 2/7/23 (b)	100,000	99,235
TOTAL CONNECTICUT		233,304
Florida - 1.0%
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(c)	100,000	99,204
Georgia - 1.3%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (b)	30,000	29,863
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	95,442
TOTAL GEORGIA		125,305
Hawaii - 0.6%
Honolulu City & County Gen. Oblig. Bonds (Honolulu Rail Transit Proj.) Series 2019 E, 5%, tender 9/1/23 (b)	55,000	55,535
Illinois - 1.0%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	100,262
Indiana - 0.5%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	50,000	49,970
Kentucky - 0.5%
Kentucky State Property & Buildings Commission Rev. Series 2013 A, 5% 10/1/23	50,000	50,751
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series C, 5.5% 7/1/23	60,000	60,924
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	65,000	65,195
Massachusetts Gen. Oblig. Bonds Series 2020 A, 5%, tender 6/1/23 (b)	30,000	30,297
TOTAL MASSACHUSETTS		156,416
Michigan - 1.4%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26	30,000	30,473
5% 5/1/25	110,000	114,221
TOTAL MICHIGAN		144,694
Minnesota - 0.3%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/23	25,000	25,323
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	103,712
New Hampshire - 2.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	100,000	96,100
Series 2020 A3, 2.95%, tender 12/1/22 (b)(c)	100,000	99,917
TOTAL NEW HAMPSHIRE		196,017
New Jersey - 2.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/25	25,000	25,084
Series 2019, 5.25% 9/1/24 (d)	100,000	102,627
New Jersey Edl. Facility (Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	76,480
New Jersey Trans. Trust Fund Auth. Series 2010 D, 5.25% 12/15/23	55,000	55,914
TOTAL NEW JERSEY		260,105
New York - 4.0%
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	148,407
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 2.69%, tender 11/3/22 (b)(e)	100,000	99,943
Series 2012 F, 5% 11/15/22	40,000	40,023
Series 2014 C, 5% 11/15/22	25,000	25,015
Series 2020 A, 5% 2/1/23	90,000	90,302
TOTAL NEW YORK		403,690
Oregon - 2.3%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	100,000	98,589
Union County Hosp. Facility Auth. Series 2022, 5% 7/1/24	135,000	136,882
TOTAL OREGON		235,471
Pennsylvania - 2.0%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 3.875%, tender 1/17/23 (b)(c)	100,000	99,959
(Republic Svcs., Inc. Proj.) Series 2019 B2, 2.35%, tender 1/17/23 (b)(c)	100,000	99,642
TOTAL PENNSYLVANIA		199,601
Tennessee - 2.9%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	96,039
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	200,000	199,563
TOTAL TENNESSEE		295,602
Texas - 0.3%
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	35,000	34,752
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	95,000	86,591
TOTAL MUNICIPAL BONDS (Cost $3,378,987)		3,322,610

Municipal Notes - 66.1%
	Principal Amount (a)	Value ($)
Alaska - 2.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 2.34% 11/7/22, VRDN (b)	200,000	200,000
Connecticut - 6.0%
Connecticut Gen. Oblig. Series 2016 C, 2.3% 11/7/22 (Liquidity Facility Bank of America NA), VRDN (b)	300,000	300,000
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 2.21% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	100,000	100,000
Series 2019 B2, 2.32% 11/7/22 (Liquidity Facility Bank of America NA), VRDN (b)(c)	105,000	105,000
Series 2020 E3, 2.21% 11/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	100,000	100,000
TOTAL CONNECTICUT		605,000
Delaware - 2.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.84% 11/1/22, VRDN (b)(c)	200,000	200,000
Florida - 3.0%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 1.85% 11/1/22, VRDN (b)(c)	200,000	200,000
Jacksonville Health Care Facilities Series 2019 C, 2.25% 11/7/22, VRDN (b)	100,000	100,000
TOTAL FLORIDA		300,000
Georgia - 5.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 1.89% 11/1/22, VRDN (b)	300,000	300,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.95% 11/1/22, VRDN (b)(c)	100,000	100,000
Private Colleges & Univs. Auth. Rev. Series 2022 B, 2.23% 11/7/22, VRDN (b)	150,000	150,000
TOTAL GEORGIA		550,000
Illinois - 2.0%
Illinois Fin. Auth. Rev. Series 2004 C1, 2.23% 11/7/22, VRDN (b)	200,000	200,000
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 2.4% 11/7/22, VRDN (b)(c)	100,000	100,000
Kentucky - 3.0%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 2.44% 11/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
Louisiana - 3.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.61% 11/7/22, VRDN (b)	100,000	100,000
Series 2010 B1, 2.8% 11/7/22, VRDN (b)	200,000	200,000
TOTAL LOUISIANA		300,000
Massachusetts - 3.0%
Massachusetts Health & Edl. Facilities Auth. Rev. (Amherst College Proj.) Series 2005 J1, 2.16% 11/7/22, VRDN (b)	100,000	100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 15 0004, 2.26% 11/7/22 (Liquidity Facility Citibank NA) (b)(f)(g)	200,000	200,000
TOTAL MASSACHUSETTS		300,000
Michigan - 5.0%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 2.39% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2016 D, 2.27% 11/7/22, LOC Bank of America NA, VRDN (b)(c)	200,000	200,000
TOTAL MICHIGAN		500,000
Minnesota - 8.2%
Hennepin County Gen. Oblig. Series 2017 B, 2.25% 11/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	425,000	425,002
Minnesota Higher Ed. Facilities Auth. Rev. Series 1994 3Z, 2.35% 11/7/22, VRDN (b)	400,000	400,000
TOTAL MINNESOTA		825,002
Missouri - 2.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 2.36% 11/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	200,000	200,000
New Jersey - 2.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 2.41% 11/2/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	200,000	200,000
New York - 1.0%
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XF 13 55, 2.42% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Pennsylvania - 2.0%
Butler County Gen. Auth. Rev. (Iroquois School District Proj.) Series 2011, 2.26% 11/7/22 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	200,000	200,000
South Carolina - 1.0%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 2.44% 11/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	100,000	100,000
Texas - 7.9%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 2.22% 11/7/22, VRDN (b)	200,000	200,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 1.66% 11/1/22, VRDN (b)(c)	100,000	100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2001, 2.29% 11/7/22, VRDN (b)(c)	200,000	200,000
Series 2002, 2.29% 11/7/22, VRDN (b)(c)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series E 141, 2.27% 11/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	200,000	200,000
TOTAL TEXAS		800,000
Virginia - 5.5%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 2.49% 11/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 2.22% 11/7/22, VRDN (b)	250,000	250,000
TOTAL VIRGINIA		550,000
West Virginia - 1.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.76% 11/6/25, VRDN (b)	100,000	100,000
TOTAL MUNICIPAL NOTES (Cost $6,630,000)		6,630,002

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $10,008,987)	9,952,612
NET OTHER ASSETS (LIABILITIES) - 0.7%	75,167
NET ASSETS - 100.0%	10,027,779

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,627 or 1.0% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.99%	-	512,000	512,000	158	-	-	-	0.0%
Total	-	512,000	512,000	158	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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